Note 23 - Employee Benefits (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	R$ 32.2	R$ 18.9	R$ 25.3
Defined benefit obligation, at present value	1,892.3	1,778.9	1,488.2
Return on plan assets, net defined benefit liability (asset)	99.0	208.5
Amount up to the asset ceiling not exceeding the present value of future benefits in a defined benefit plan	64.3	58.4
Estimate of contributions expected to be paid to plan for next annual reporting period	255.8
Two health care plans from Fundacao Zerrenner [member]
Statement Line Items [Line Items]
Defined benefit obligation, at present value	R$ 677.9	R$ 762.0	R$ 683.4